Average Annual Total Returns - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2025
Fidelity Advisor Large Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	18.79%
Past 5 years	12.85%
Past 10 years	11.21%
Fidelity Advisor Large Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.04%
Past 5 years	11.61%
Past 10 years	9.67%
Fidelity Advisor Large Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.25%
Past 5 years	10.04%
Past 10 years	8.74%
Fidelity Advisor Large Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	24.08%
Past 5 years	13.32%
Past 10 years	11.19%
Fidelity Advisor Large Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	21.33%
Past 5 years	13.11%
Past 10 years	11.19%
Fidelity Advisor Large Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	26.36%
Past 5 years	14.50%
Past 10 years	12.16%
Fidelity Advisor Large Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	26.52%
Past 5 years	14.64%
Since Inception	13.75%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%

[1]	A From February 1, 2017 .